Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings (Losses) Per Share - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net (loss) income attributable to common shares (in Dollars)	$ (2,329,965)	$ 192,529	$ 4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Basic earnings (losses) per share attributable to common shares (in Dollars per share)	$ (0.09)	$ 0.01	$ 0.21
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings (losses) per share (in Dollars)	$ (2,329,965)	$ 192,529	$ 4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Effects of dilutive securities
Warrants
Share options
RSUs			132,380
Shares used in computing diluted earnings (losses) per share attributable to common shares	25,213,012	23,153,976	21,057,063
Diluted earnings (losses) per share attributable to common shares (in Dollars per share)	$ (0.09)	$ 0.01	$ 0.21